11. INCOME TAXES	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
NOTE 11. INCOME TAXES

Cayman Islands: Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong: The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the six months ended June 30, 2014 and during 2013. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China: The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) in the condensed consolidated statements of income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Current	$3,134	$5,623	$5,491	$10,361
Deferred	(1,367)	(3,664)	(2,698)	(7,790)
Total	$1,767	$1,959	$2,793	$2,571

The tax effects of temporary differences representing deferred income tax assets (liabilities) result principally from the following:

	June 30,	December 31,
	2014	2013
	(unaudited)
Current
Deferred income tax assets:
Provision for doubtful accounts	$6,276	$5,334
Accrued liabilities	1,161	907
Tax loss carry forward	1,060	715
Other temporary differences	470	598
Net deferred income tax assets – current	8,967	7,554

Deferred income tax liabilities – current
Unearned income	(1,803)	(2,039)

Net deferred income tax assets – current	$7,164	$5,515

Non-current
Deferred income tax assets:
Accrued liabilities	1,769	1,789
Tax loss carry forward	3,181	2,145
Others	225	192
Deferred income tax assets – non-current	$5,175	$4,126

As of June 30, 2014 and December 31, 2013, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions in China with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At June 30, 2014, the Company had $16,965 of tax loss carry forwards that expire through December 31, 2018.

The difference between the effective income tax rate and the expected statutory rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	6.4%	4.8%	39.8%	8.7%
Non-taxable income	(1.6)%	(1.4)%	(0.2)%	(2.4)%
Effect of rate differences in various transportation centers and others	(1.3)%	2.5%	(3.7)%	3.7%
Effective tax rate	28.6%	31.0%	60.9%	35.0%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment, the $4,350 civil penalty to the SEC, and legal fees related to the SEC lawsuit (see Note 12). Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the three months and six months ended June 30, 2014 and 2013. As of June 30, 2014 and December 31, 2013, the Company did not have any significant unrecognized uncertain tax positions.